Related-party transactions (Details)	Oct. 11, 2024 EUR (€) shares	May 25, 2023	Dec. 31, 2024 EUR (€)	Dec. 13, 2024 EUR (€) shares	Dec. 11, 2024 EUR (€)	Jul. 17, 2024 EUR (€) item	Jun. 20, 2024 EUR (€)	Dec. 20, 2023 EUR (€)
Related-party transactions
Percentage of severance payment capped on salary		200.00%
Payables for severance costs			€ 0
Pierre Broqua
Related-party transactions
Amount payable to related parties for transfer of patent intellectual property rights, conditional amount							€ 50,000
Amount payable to related parties for transfer of patent intellectual property rights, unconditional amount							€ 50,000
Pierre Broqua | Maximum
Related-party transactions
Amount payable to related parties for transfer of patent intellectual property rights, conditional amount								€ 100,000
Pierre Broqua | Invention's patentability
Related-party transactions
Amount payable to related party for transfer of know-how					€ 500
Pierre Broqua | Patenting
Related-party transactions
Amount payable to related party for transfer of know-how					5,000
Pierre Broqua | Marketing authorization
Related-party transactions
Amount payable to related party for transfer of know-how					20,000
Pierre Broqua | Commercial exploitation
Related-party transactions
Amount payable to related party for transfer of know-how					€ 30,000
Biotechnology Value Fund Partners L.P. (BVF)
Related-party transactions
Number of royalty certificates issued | item						64
Notional amount of each individual royalty certificate						€ 100,000
Amounts receivable from issue of royalty certificates						€ 6,400,000
Number of prefunded warrants subscribed | shares	8,231,034
Prefunded warrants, accumulated subscription price	€ 11,029,585.56
Frederic Cren
Related-party transactions
Percentage of contractual severance payments that related party was entitled to	100.00%
Severance payments foregone or forfeited by related party	€ 961,040
Samsara Bio Capital L.p
Related-party transactions
Number of prefunded warrants subscribed | shares				861,098
Number of shares subscribed | shares				369,046
Shares and prefunded warrants, accumulated subscription price				€ 1,652,078.02